Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2024	2023
	£’000	£’000
Property	7,740	8,114
Plant and machinery	455	646
Total	8,195	8,760

Schedule of lease liabilities

Lease liabilities:

	2024	2023
	£’000	£’000
Current	934	1,036
Non-current	7,707	7,844
Total lease liabilities	8,641	8,880

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2022	4,430
Cash flows	(2,142)
Additions	6,384
Accretion expense	208
As at 30 June 2023	8,880
Cash flows	(1,669)
Additions	749
Accretion expense	681
As at 30 June 2024	8,641

Schedule of amounts recognized in the consolidated statement of profit or loss

	2024	2023	2022
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(847)	(1,243)	(1,534)
Plant and machinery	(401)	(449)	(215)
	(1,248)	(1,692)	(1,749)
Interest expense (included in finance cost)	(681)	(208)	(97)
Expense relating to short-term leases (included in operating expenses)	(258)	(379)	(579)
Expense relating to low value leases (included in operating expenses)	—	—	(42)